Self-Funded Health Insurance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Self-Funded Health Insurance
Self-insure claims per employee	$ 30,000
Aggregate stop-loss	1,000,000
Health insurance expense	512,595	$ 599,119
Claims incurred but not yet paid	$ 83,557	$ 56,596